Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: January 12, 2026

Payment Date	1/15/2026
Collection Period Start	12/1/2025
Collection Period End	12/31/2025
Interest Period Start	12/15/2025
Interest Period End	1/14/2026

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$190,259,885.34	$20,832,057.58	$169,427,827.76	0.356690	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$329,639,885.34	$20,832,057.58	$308,807,827.76

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$361,097,929.74	$338,287,868.43	0.226168
YSOC Amount	$28,066,843.02	$26,088,839.29
Adjusted Pool Balance	$333,031,086.72	$312,199,029.14
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$190,259,885.34	4.87000%	30/360	$772,138.03
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$329,639,885.34			$1,353,149.03

II. COLLATERAL POOL BALANCE

	Beginning of Period		End of Period
Net Pool Balance	$361,097,929.74		$338,287,868.43
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$333,031,086.72		$312,199,029.14
Number of Receivables Outstanding	32,421		31,573
Weighted Average Contract Rate	3.97%	%	3.97%	%
Weighted Average Remaining Term (months)	27.2		26.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,223,795.08
Principal Collections	$22,686,816.75
Liquidation Proceeds	$189,131.31
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$24,099,743.14
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$24,099,743.14

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$300,914.94	$300,914.94	$—	$—	$23,798,828.20
Interest - Class A-1 Notes	$—	$—	$—	$—	$23,798,828.20
Interest - Class A-2 Notes	$—	$—	$—	$—	$23,798,828.20
Interest - Class A-3 Notes	$772,138.03	$772,138.03	$—	$—	$23,026,690.17
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$22,635,180.17
First Allocation of Principal	$—	$—	$—	$—	$22,635,180.17
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$22,577,889.17
Second Allocation of Principal	$—	$—	$—	$—	$22,577,889.17
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$22,517,321.17
Third Allocation of Principal	$3,880,856.20	$3,880,856.20	$—	$—	$18,636,464.97
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,564,822.97
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,004,822.97
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,004,822.97
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,613,621.59
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,613,621.59
Remaining Funds to Certificates	$1,613,621.59	$1,613,621.59	$—	$—	$—
Total	$24,099,743.14	$24,099,743.14	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$28,066,843.02
Increase/(Decrease)	$(1,978,003.73)
Ending YSOC Amount	$26,088,839.29

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$333,031,086.72	$312,199,029.14
Note Balance	$329,639,885.34	$308,807,827.76
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.04%	11	$123,244.56
Liquidation Proceeds of Defaulted Receivables[2]	0.06%	182	$189,131.31
Monthly Net Losses (Liquidation Proceeds)			$(65,886.75)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.48%	%
Second Preceding Collection Period			0.03%	%
Preceding Collection Period			0.31%	%
Current Collection Period			(0.23)%	%
Four-Month Average Net Loss Ratio			0.15%	%
Cumulative Net Losses for All Periods			$4,621,657.84
Cumulative Net Loss Ratio			0.31%	%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.43%	109	$1,450,506.84
60-89 Days Delinquent	0.24%	48	$816,693.24
90-119 Days Delinquent	0.07%	14	$230,401.84
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.74%	171	$2,497,601.92

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$85,054.44
Total Repossessed Inventory		9	$162,239.69

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		62	$1,047,095.08
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.22%	%
Second Preceding Collection Period			0.22%	%
Preceding Collection Period			0.22%	%
Current Collection Period			0.31%	%
Delinquency Trigger			4.50%	%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.64	0.19%	45	0.14%